SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to allowance for doubtful accounts and contingencies.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

Most of the revenues of the Company and its subsidiaries are received in U.S. dollars. In addition, a substantial portion of the costs of the Company and its subsidiaries are incurred in U.S. dollars. Therefore, management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars at the exchange rate prevailing at the end of the reporting period in accordance with provisions of ASC 835-10. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or financial expenses as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Material intercompany transactions and balances were eliminated upon consolidation. Material profits from intercompany sales, not yet realized outside the group, were also eliminated.

Cash and cash equivalents
d.	Cash and cash equivalents:
The Company considers unrestricted short-term highly liquid investments originally purchased with maturities of three months or less to be cash equivalents.
Allowance for doubtful accounts
e.	Allowance for doubtful accounts:

The allowance for doubtful accounts is determined with respect to specific amounts the Company has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers and the information available regarding such customers.

Inventories
f.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are mainly provided to cover risks arising from slow-moving items or technological obsolescence. Cost is determined for all types of inventory using the moving average cost method.

Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Impairment of long-lived assets and intangible assets
h.	Impairment of long-lived assets and intangible assets:

The Company's long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Goodwill
i.	Goodwill:

The Company's goodwill reflects the excess of the consideration paid or transferred including the fair value of contingent consideration over the fair values of the identifiable net assets acquired. The goodwill impairment test is performed as follows: An initial qualitative assessment of the likelihood of impairment may be performed. If this step indicates that the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the impairment test is performed.

In step one of the impairment test, the Company compares the fair value of the reporting unit to the carrying value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the net assets allocated to that unit, goodwill is not impaired, and no further testing is required. If the fair value is less than the carrying value of the reporting unit, then the second step of the impairment test is performed to measure the amount of the impairment.

In the second step, the reporting unit's fair value is allocated to all the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that simulates the business combination principles to derive an implied goodwill value. If the implied fair value of the reporting unit's goodwill is less than its carrying value, the difference is recorded as impairment.

Accrued severance pay and severance pay fund
j.	Accrued severance pay and severance pay fund:

The liabilities of the Company for severance pay of its Israeli employees are calculated pursuant to Israel's Severance Pay Law. Employees are entitled to one month's salary for each year of employment, or portion thereof. The Company's liability for all its employees is presented under "accrued severance pay". The Company deposits on a monthly basis to severance pay funds and insurance policies. The value of these policies is presented as an asset on the Company's balance sheet.

The deposited funds include accrued income up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the Company's obligation pursuant to Israel's Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2014, 2013 and 2012 amounted to $308, $128 and $10, respectively.

Revenue recognition
k.	Revenue recognition:

The Company and its subsidiaries generate their revenues from the sale of products, maintenance, royalties and long term contracts (including training and installation).

Product sales are recognized in accordance with ASC 605-10, when persuasive evidence of an agreement exists, delivery of the product has occurred or services have been rendered, the fee is fixed or determinable, collectability is reasonably assured, and inconsequential or perfunctory performance obligations remain. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provision lapses.

The Company recognized certain long-term contract revenues in accordance with ASC Topic 605-35, "Construction-Type and Production-Type Contracts". Pursuant to ASC Topic 605-35, revenues from these contracts are recognized under the percentage of completion method. The Company measures the percentage of completion based on output or input criteria, such as contract milestones, percentage of engineering completion or number of units shipped, as applicable to each contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract. As of December 31, 2014, no such estimated losses were identified.

We believe that the use of the percentage of completion method is appropriate in these cases since most of our contracts specify milestones achievements in details, as to allow determination of progress made towards completion. In addition, our contracts include provisions that clearly specify the enforceable rights of the parties to the contract, the consideration to be exchanged and the manner and terms of settlement.

In all cases, the Company expects to perform its contractual obligations and the parties are expected to satisfy their obligations under the contract.

The Company is not obligated to accept returned products or issue credit for returned products, unless a product return has been approved by the Company in advance and according to specific terms and conditions. As of December 31, 2014, the Company had no allowance for customer returns at an insignificant amount.

Revenues from maintenance services are recognized over the term of the contracts.

The warranty period is usually 12 months. Based primarily on historical experience, the Company does not provide for warranty costs when revenue is recognized, since such costs are not material.

The Company is entitled to royalties upon the issuance of certificates. Such royalties are recognized when the sales are reported to the Company (usually on a monthly basis).

Research and development costs
l.	Research and development costs:
Research and development costs are expensed as incurred.
Income taxes
m.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws, that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition and measurement threshold. The Company's accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2014, 2013 or 2012 financial statements.

Concentrations of credit risk
n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash deposits and trade receivables. The Company's trade receivables are derived from sales to limited number of customers located primarily in Eastern Europe, Africa, the United States and Israel. The Company performs ongoing credit evaluations of its customers' financial condition. The allowance for doubtful accounts is determined with respect to specific debts that the Company has determined to be doubtful of collection.

Cash and cash equivalents and restricted cash deposits are deposited with major banks in Israel and the United States. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments.

The Company has no significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Basic and diluted earnings per share
o.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of stock options and warrants outstanding during the year using the treasury stock method and the dilutive potential, if any, of convertible bonds using the “if-converted method”.

The number of potential shares from the conversion of convertible bonds, options and warrants that have been excluded from the calculation were 35,193, 121,196 and 120,489 for the years ended December 31, 2014, 2013 and 2012, respectively.

Fair value of financial instruments
p.	Fair value of financial instruments:

At December 31, 2014 and 2013, the carrying amounts of cash and cash equivalents, restricted cash deposits, current trade receivables, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such financial instruments.

Accounting for share-based compensation
q.	Accounting for share-based compensation:

Share-based compensation, including grants of stock options, is recognized in the consolidated statement of operations as an operating expense, based on the fair value of the award on the date of grant. The fair value of stock-based compensation is estimated using an option-pricing model.

The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company estimates the fair value of employee stock options using a Black-Scholes valuation model. The Company amortizes compensation costs using the graded vesting attribution method over the vesting period, net of estimated forfeitures.

Acquisition-related intangible assets
r.	Acquisition-related intangible assets

The Company accounts for its business combinations in accordance with ASC 805 “Business Combinations” and with ASC 350-20 “Goodwill and Other Intangible Assets” (“ASC 350-20”). ASC 805-10 specifies the accounting for business combinations and the criteria for recognizing and reporting intangible assets apart from goodwill.

Acquisition-related intangible assets result from the Company's acquisitions of businesses accounted for under the purchase method and consist of the value of identifiable intangible assets including developed software products, established workforce and trade names, as well as goodwill. Goodwill is the amount by which the acquisition cost exceeds the fair values of identifiable acquired net assets on the date of purchase. Acquisition-related intangible assets are reported at cost, net of accumulated amortization.